Provision for Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Increase in valuation allowance	$ 33,528	$ 43,875
Net operating loss carryforward	$ 1,222,351
Operating loss carryforwards expiration year	expires commencing in year 2029